Matrix Growth Fund
                          Matrix Energing Growth Fund
                                  Annual Report

                                December 31, 1997

January 20, 1998

Dear Matrix Shareholder,

Stock prices continued their upward trek in 1997 as all major indexes enjoyed solid gains. The S&P 500 advanced 33.3% while the Russell 2000 rose a respectable 22.4%. Even more impressive than these recent gains is the persistence of the advance in stock prices, as the S&P 500 has now enjoyed positive returns for 12 consecutive quarters. In this favorable environment, the Matrix Growth and Matrix Emerging Growth Funds gained 34.6% and 16.6% for the year.

This impressive show of strength is largely the result of the relentless war on inflation waged by central banks in recent years. While inflation and economic growth have receded generally, growing corporate earnings have simply become more valuable. And in an increasingly global economy, large US based corporations are extending their brand franchises and global market share with great success.

The less liquid emerging growth stocks have not been primary beneficiaries of global expansion and in 1997 lagged large capitalization issues. Matrix Emerging Growth was ahead 30.2% for the first nine months, but declined 10.5% during the fourth quarter when investors abandoned small cap stocks in favor of the more liquid large cap issues over fears of Asian financial turmoil.
Technology sector holdings with Asian based production suffered particularly severe setbacks.

While we recognize that capital may award a premium price to more liquid issues during periods of uncertainty, we believe that small growth companies are not without appeal. Factors that favor smaller cap issues include; a more favorable earnings outlook, less foreign earnings exposure, historically depressed valuations, and muted investor interest. In addition, investment flows from falling foreign markets have historically benefitted the smaller stock sector, as has reduction in capital gains rates. Both of these influences are present in the current capital market.

While the immediate circumstances of large cap stocks is more auspicious, it is increasingly difficult to presume they can sustain their superior relative performance. We believe the key to stock performance in 1998 will be continued moderate economic growth allowing interest rates to remain at benign levels, while inflation and employment trends remain well behaved. The relative success for emerging stocks in 1998 will depend on their ability to deliver strong earnings growth relative to larger companies. Generally, capital is willing to tolerate lower liquidity in pursuit of greater profits.

Any easing of the Asian crisis could fuel a very positive revaluation of emerging growth stocks' strong fundamentals while removing a negative from the market generally. Accordingly, we see positive potential for stocks in 1998 though not on the scale of 1997.

To improve service level to our shareholders Matrix Growth Funds will initiate a site on the world wide web in the upcoming year. This service will improve our shareholders access to price and other information about the Matrix Funds. We look forward to maintaining Matrix Growth and Matrix Emerging Growth Funds as rewarding holdings for our current and future shareholders.

Sincerely,

SENA WELLER ROHS WILLIAMS INC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
IN THE MATRIX GROWTH FUND AND THE S & P 500 INDEX.

Average Annual Total Return
One Year       Five Year      Since Inception
  34.75%         15.30%            11.86%

                    Matrix Growth  S&P 500 Index
           31-Dec-89     13,443       16,778
           31-Dec-90     12,837       16,292
           31-Dec-91     17,224       21,253
           31-Dec-92     18,085       22,882
           31-Dec-93     19,757       25,181
           31-Dec-94     18,804       25,502
           31-Dec-95     23,226       35,073
           31-Dec-96     27,391       43,137
           31-Dec-97     36,859       57,521

Past Performance is not predictive of future performance

The Fund's date of inception is May 14, 1986. The Advisor,
Sena Wller Rohs Williams, Inc. became invetment advisor on January 1, 1989, which is depicted in the above graph.


COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
IN THE MATRIX EMERGING GROWTH FUND AND THE S & P 500
AND THE RUSSELL 2000 INDEXES.


Average Annual Total Return
One Year       Since Inception
  16.58%           20.59%


                    Matrix Emerging     S&P 500        Russell 2000
                    Growth Fund         Index            Index
      4-Apr-95      10,000              10,000         10,000
     30-Jun-95      10,790              10,853         10,913
     31-Dec-95      12,980              12,419         12,251
     30-Jun-96      14,490              13,666         13,520
     31-Dec-96      14,339              15,274         14,272
     30-Jun-97      15,779              18,411         15,728
     31-Dec-97      16,718              20,367         17,464

Past Performance is not predictive of future performance

                               Matrix Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 93.98%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Conglomerates: 6.42%
      11,000         General Electric Company................................................            $ 807,124
                                                                                                         ---------

                     Consumer Cyclical: 8.86%
      17,088         Mattel, Inc.............................................................              636,528
      10,000         McDonald's Corp.........................................................              477,500
                                                                                                           -------
                                                                                                         1,114,028
                                                                                                         ---------
                     Consumer Non-Cyclical: 17.79%
      12,000         Albertson's, Inc........................................................              568,500
       9,000         Colgate-Palmolive Company...............................................              661,500
       8,000         Health Care and Retirement Corp.*.......................................              322,000
      11,000         Schering-Plough Corp....................................................              683,375
                                                                                                           -------
                                                                                                         2,235,375
                                                                                                         ---------
                     Energy: 11.43%
       4,000         British Petroleum Company, ADR..........................................              318,750
      13,000         Enron Corp..............................................................              540,313
       8,000         Mobil Corp..............................................................              577,500
                                                                                                           -------
                                                                                                         1,436,563
                                                                                                         ---------
                     Financial: 14.90%
       8,000         American Express Company................................................              714,000
      30,000         Norwest Corp............................................................            1,158,750
                                                                                                         ---------
                                                                                                         1,872,750
                                                                                                         ---------
                     Industrials: 8.81%
      10,000         AlliedSignal, Inc.......................................................              389,375
      16,125         Thermo Electron Corp.*..................................................              717,563
                                                                                                           -------
                                                                                                         1,106,938
                                                                                                         ---------
                     Technology: 15.83%
      11,200         Automatic Data Processing, Inc..........................................              687,400
      10,125         Computer Associates International, Inc..................................              535,359
       3,000         Motorola, Inc...........................................................              171,188
      16,000         Stryker Corp............................................................              596,000
                                                                                                           -------
                                                                                                         1,989,947
                                                                                                         ---------

                               Matrix Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Utilities: 9.94%
       6,500         Ameritech Corp..........................................................            $ 523,250
      24,000         WorldCom, Inc.*.........................................................              726,000
                                                                                                           -------
                                                                                                         1,249,250
                                                                                                         ---------

                     Total Common Stocks (cost $3,842,656)...................................           11,811,975
                                                                                                        ----------

Principal Amount     REPURCHASE AGREEMENT: 6.00%
------------------------------------------------------------------------------------------------------------------------------------
    $754,000         Star Bank Repurchase Agreement, 5.50%, dated 12/31/97,
                     due 1/2/98, collateralized by $755,000 GNMA,
                     (proceeds $754,230) (cost $754,000).....................................              754,000
                                                                                                           -------

                     Total Investment in Securities (cost $4,596,656+): 99.98%...............           12,565,975
                     Other Assets less Liabilities: 0.02%....................................                2,175
                                                                                                             -----
                     Total Net Assets: 100.00% ..............................................          $12,568,150
                                                                                                       ===========

* Non-income producing security.

+ At December 31, 1997, the cost of investments for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 7,981,746
                     Gross unrealized depreciation...........................................              (12,427)
                                                                                                           -------
                            Net unrealized appreciation......................................          $ 7,969,319
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                               Matrix Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $4,596,656) .................................          $12,565,975
      Cash...................................................................................                  888
      Receivables:
            Fund shares sold.................................................................                2,650
            Dividends and interest...........................................................               16,673
      Deferred organization costs............................................................                9,985
      Prepaid expenses and other assets......................................................                3,379
                                                                                                             -----
                  Total assets ..............................................................           12,599,550
                                                                                                        ----------

LIABILITIES
      Payables:
            Advisory fees....................................................................                7,506
            Administration fee...............................................................                2,671
            Distribution fees................................................................                7,633
      Accrued expenses ......................................................................               13,590
                                                                                                            ------
                  Total liabilities..........................................................               31,400
                                                                                                            ------


NET ASSETS                                                                                             $12,568,150
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($12,568,150/674,212 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $18.64
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 4,340,511
      Undistributed net realized gain on investments.........................................              258,320
      Net unrealized appreciation on investments.............................................            7,969,319
                                                                                                         ---------
            Net assets ......................................................................          $12,568,150
                                                                                                       ===========



See accompanying Notes to Financial Statements.

                               Matrix Growth Fund

STATEMENT OF OPERATIONS - For the Year Ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 147,341
            Interest.........................................................................               16,454
                                                                                                            ------
                  Total income ..............................................................              163,795
                                                                                                           -------
      Expenses
            Advisory fees ...................................................................              104,356
            Administration fee...............................................................               30,000
            Distribution fees................................................................               28,988
            Fund accounting fees.............................................................               15,366
            Audit fee........................................................................               13,174
            Transfer agent fees..............................................................               12,640
            Custody fees.....................................................................                6,909
            Amortization of deferred organization costs......................................                5,000
            Reports to shareholders..........................................................                4,470
            Legal fees.......................................................................                3,771
            Trustee fees.....................................................................                3,734
            Miscellaneous....................................................................                1,126
                                                                                                             -----
                  Total expenses.............................................................              229,534
                  Less: expenses waived and reimbursed.......................................              (26,619)
                                                                                                           -------
                  Net expenses...............................................................              202,915
                                                                                                           -------
                        Net investment loss   ...............................................              (39,120)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................            1,292,345
      Net change in unrealized appreciation on investments ..................................            2,104,427
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            3,396,772
                                                                                                         ---------
                        Net increase in net assets resulting from operations ................          $ 3,357,652
                                                                                                       ===========


See accompanying Notes to Financial Statements.

                               Matrix Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended      Year Ended
                                                                                     December 31,    December 31,
                                                                                          1997           1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss........................................................             $ (39,120)        $ (9,270)
Net realized gain from security transactions ..............................             1,292,345          938,727
Net change in unrealized appreciation on investments.......................             2,104,427        1,096,723
                                                                                        ---------        ---------
      Net increase in net assets resulting from operations ................             3,357,652        2,026,180
                                                                                        ---------        ---------

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain on investments...........................................            (1,034,432)      (1,769,911)
                                                                                       ----------       ----------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in
      outstanding shares (a) ..............................................            (1,829,826)        (489,004)
                                                                                       ----------         --------
      Total increase (decrease) in net assets .............................               493,394         (232,735)

NET ASSETS
Beginning of year..........................................................            12,074,756       12,307,491
                                                                                       ----------       ----------
End of year ...............................................................           $12,568,150      $12,074,756
                                                                                      ===========      ===========

(a) A summary of capital shares transactions is as follows:

                                                                Year Ended                      Year Ended
                                                             December 31, 1997               December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                          Shares          Value            Shares         Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................          35,928       $ 673,028         39,993        $ 656,241
Shares issued in reinvestment of distribution.....          49,749         907,913        106,649        1,609,332
Shares redeemed ..................................        (211,493)     (3,410,767)      (169,234)      (2,754,577)
                                                          --------      ----------       --------       ----------
Net decrease .....................................        (125,816)    $(1,829,826)       (22,592)      $ (489,004)
                                                          ========     ===========        =======       ==========

See accompanying Notes to Financial Statements.

                               Matrix Growth Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31,
                                                                 1997      1996       1995      1994     1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year..........................    $15.09    $14.96     $13.45    $14.51    $14.05
                                                                ------    ------     ------    ------    ------
Income from investment operations:
      Net investment (loss) income..........................      (.06)     (.01)       .10       .05       .06
      Net realized and unrealized gain (loss)
         on investments ....................................      5.24      2.69       3.06      (.75)     1.25
                                                                  ----      ----       ----      ----      ----
Total from investment operations............................      5.18      2.68       3.16      (.70)     1.31
                                                                  ----      ----       ----      ----      ----
Less distributions:
      From net investment income............................      0.00      0.00       (.10)     (.05)     (.06)
      From net capital gains ...............................     (1.63)    (2.55)     (1.55)     (.31)     (.79)
                                                                 -----     -----      -----      ----      ----
Total distributions.........................................     (1.63)    (2.55)     (1.65)     (.36)     (.85)
                                                                 -----     -----      -----      ----      ----
Net asset value, end of year................................    $18.64    $15.09     $14.96    $13.45    $14.51
                                                                ======    ======     ======    ======    ======

Total return ...............................................     34.57%    17.93%     23.52%    (4.82)%    9.32%

Ratios/supplemental data:
Net assets, end of year (millions)................              $ 12.6     $ 12.1    $ 12.3    $ 15.5    $ 19.1
Ratio of expenses to average net assets:
      Before expense reimbursement .........................      1.98%     1.99%      1.76%     1.84%     1.67%
      After expense reimbursement...........................      1.75%     1.75%      1.75%     1.84%     1.67%
Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement .........................     (0.57)%   (0.33)%     0.47%     0.29%     0.40%
      After expense reimbursement ..........................     (0.34)%   (0.08)%     0.48%     0.29%     0.40%

Portfolio turnover rate ..........................                    0%         0%       27%       25%       30%

Average commission rate paid per share++...........             $.1239     $.0665       --        --        --



++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                          Matrix Energing Growth Fund




SCHEDULE OF INVESTMENTS at December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 95.68%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Apparel Manufacturing: 0.67%
       2,350         Novel Denim Holdings Ltd................................................             $ 47,000
                                                                                                          --------

                     Chemicals: 1.62%
       1,500         Cambrex Corp.*..........................................................               69,000
       1,200         OM Group, Inc.*.........................................................               43,950
                                                                                                            ------
                                                                                                           112,950
                                                                                                           -------
                     Commercial Services: 1.03%
       4,500         International Total Services, Inc.......................................               71,438
           -                                                                                                ------

                     Computer Networking: 1.80%
       2,250         Cisco Systems, Inc......................................................              125,437
                                                                                                           -------

                     Consulting Services: 1.13%
       3,500         Hagler Bailly, Inc......................................................               78,750
                                                                                                            ------

                     Distribution/Wholesale: 1.49%
       7,500         Brightpoint, Inc........................................................              104,062
                                                                                                          -------

                     Energy: 7.35%
       7,000         Comstock Resources, Inc.................................................               83,562
       3,000         Cross Timbers Oil Company*..............................................               74,812
       3,500         Marine Drilling Companies, Inc..........................................               72,625
       6,000         R&B Falcon Corp.........................................................              210,375
       2,500         United Meridian Corp....................................................               70,313
                                                                                                            ------
                                                                                                           511,687
                                                                                                           -------
                     Financial Services: 11.13%
       3,500         Amerin Corp.............................................................               98,000
       5,000         FIRSTPLUS Financial Group, Inc..........................................              191,875
       2,756         Litchfield Financial Corp.*.............................................               53,398
       1,500         Mid Ocean, Ltd. ORD Shares*.............................................               81,375
       2,666         Mutual Risk Management, Ltd.*...........................................               79,813
       2,100         Partner Re, Ltd.*.......................................................               97,388
       5,000         PMT Services, Inc.......................................................               69,375
       1,750         Vesta Insurance Group, Inc.*............................................              103,906
                                                                                                           -------
                                                                                                           775,130
                                                                                                           -------

                          Matrix Energing Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Health Care Services: 4.82%
       3,500         Healthcare Recoveries, Inc..............................................             $ 77,875
       4,000         HEALTHSOUTH Corp........................................................              111,000
       3,000         Res-Care, Inc...........................................................               87,000
       1,200         United Healthcare Corp.*................................................               59,625
                                                                                                            ------
                                                                                                           335,500
                                                                                                           -------
                     Hotels and Motels: 0.91%
       6,500         Execustay Corp..........................................................               63,375
                                                                                                            ------

                     Industrial and Commercial Services: 5.45%
       2,500         AccuStaff, Inc..........................................................               57,500
       1,000         Corrections Corp. of America............................................               37,062
       3,000         Norrell Corp.*..........................................................               59,625
       5,000         StaffMark, Inc..........................................................              158,125
       2,500         Wackenhut Corrections Corp..............................................               67,188
                                                                                                            ------
                                                                                                           379,500
                                                                                                           -------
                     Industrial Technology: 0.65%
       2,500         Aftermarket Technology Corp.............................................               45,312
           -                                                                                                ------

                     Internet Content: 0.63%
       1,750         At Home Corp............................................................               43,969
                                                                                                            ------

                     Manufactured Housing: 2.16%
       3,750         American Homestar Corp..................................................               61,875
       3,125         Palm Harbor Homes, Inc..................................................               88,281
                                                                                                            ------
                                                                                                           150,156
                                                                                                           -------
                     Media Broadcasting: 2.30%
       1,300         Lin Television Corp.....................................................               70,850
       2,300         Young Broadcasting Corp., Class A.......................................               89,125
                                                                                                            ------
                                                                                                           159,975
                                                                                                           -------
                     Medical - Advance Devices: 3.99%
       3,000         Guidant Corp.*..........................................................              186,750
       4,250         Physician Sales and Service, Inc........................................               91,375
                                                                                                            ------
                                                                                                           278,125
                                                                                                           -------

                          Matrix Energing Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Medical - Hospitals: 2.47%
       3,000         PMR Corp................................................................             $ 60,000
       3,375         Tenet Healthcare Corp...................................................              111,797
                                                                                                           -------
                                                                                                           171,797
                                                                                                           -------
                     Medical and Dental Practices Management: 4.66%
       3,800         American Oncology Resources, Inc........................................               60,800
       4,000         AmeriPath, Inc..........................................................               68,000
       5,000         Apple Orthodontix, Inc..................................................               59,375
       6,000         Castle Dental Centers, Inc..............................................               46,500
       1,000         OrthAlliance, Inc.......................................................                9,125
       3,000         PhyCor, Inc.............................................................               81,000
                                                                                                            ------
                                                                                                           324,800
                                                                                                           -------
                     Medical Labs and Testing: 2.69%
       2,500         BioReliance Corp........................................................               57,500
       3,000         Covance, Inc............................................................               59,625
       4,200         Kendle International, Inc...............................................               70,350
                                                                                                            ------
                                                                                                           187,475
                                                                                                           -------
                     Optical Supplies: 1.28%
       3,400         Ocular Sciences, Inc....................................................               89,250
                                                                                                            ------

                     Pharmaceuticals: 6.34%
       2,300         Elan Corp., PLC - ADR...................................................              117,731
       2,000         Express Scripts, Inc., Class A..........................................              120,000
       2,600         Transkaryotic Therapies, Inc............................................               91,325
       3,478         Watson Pharmaceuticals, Inc.............................................              112,818
                                                                                                           -------
                                                                                                           441,874
                                                                                                           -------
                     Real Estate Investment/Management: 1.51%
       1,500         LaSalle Partners, Inc...................................................               53,438
       2,000         Trammell Crow Company...................................................               51,500
                                                                                                            ------
                                                                                                           104,938
                                                                                                           -------
                     Resorts: 0.64%
       3,000         American Skiing Corp....................................................               44,625
                                                                                                            ------

                          Matrix Energing Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Restaurants: 0.66%
       4,000         Star Buffet, Inc........................................................             $ 46,000
                                                                                                          --------

                     Retailers - Specialty: 3.46%
       2,500         99 Cents Only Stores....................................................               73,750
       3,000         General Nutrition Companies, Inc........................................              102,000
       4,562         OfficeMax, Inc..........................................................               65,009
                                                                                                            ------
                                                                                                           240,759
                                                                                                           -------
                     Retirement/Aged Care: 1.24%
       2,000         Sunrise Assisted Living, Inc............................................               86,250
                                                                                                            ------

                     Semiconductors and Related: 0.92%
         950         ASM Lithography Holdings, NV............................................               64,125
                                                                                                            ------

                     Software and Processing: 11.03%
       2,250         Advent Software, Inc....................................................               64,406
       2,000         Arbor Software Corp.....................................................               81,000
       4,500         Cadence Design Systems, Inc.............................................              110,250
       2,400         HNC Software, Inc.......................................................              103,200
       2,350         Hyperion Software Corp..................................................               84,012
       2,000         J.D. Edwards & Company..................................................               59,000
       2,925         Oracle Corp.............................................................               65,264
       1,500         Parametric Technology Company...........................................               71,063
       5,000         Phoenix International Ltd., Inc.........................................               73,750
       2,500         Structural Dynamics Research Corp.......................................               56,250
                                                                                                            ------
                                                                                                           768,195
                                                                                                           -------
                     Telecommunications Equipment: 7.43%
       3,000         Advanced Fibre Communications, Inc......................................               87,375
       3,500         Boston Technology, Inc..................................................               87,937
       3,625         Excel Switching Corp....................................................               64,797
       3,000         MRV Communications, Inc.................................................               71,625
       1,500         QUALCOMM, Inc...........................................................               75,750
       1,250         Tellabs, Inc............................................................               66,094
       3,150         Yurie Systems, Inc......................................................               63,591
                                                                                                            ------
                                                                                                           517,169
                                                                                                           -------

                          Matrix Energing Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Telephone Systems: 3.11%
       1,300         Pacific Gateway Exchange, Inc...........................................             $ 69,956
       1,750         Star Telecommunications, Inc............................................               56,219
       3,000         WorldCom, Inc...........................................................               90,750
                                                                                                            ------
                                                                                                           216,925
                                                                                                           -------
                     Travel Services: 1.11%
       2,800         Galileo International, Inc.*............................................               77,350
                                                                                                            ------


                     Total Common Stocks (cost $4,444,455)...................................            6,663,898
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 5.94%
------------------------------------------------------------------------------------------------------------------------------------
    $414,000         Star Bank Repurchase Agreement, 5.50%, dated 12/31/97, due 1/2/98, collateralized by $415,000 GNMA, (proceeds $414,126)
                     (cost $414,000).........................................................              414,000
                                                                                                           -------

                     Total Investment in Securities (cost $4,858,455+): 101.62%..............            7,077,898
                     Liabilities in excess of Other Assets: (1.62)%..........................             (113,188)
                                                                                                          --------
                     Total Net Assets: 100.00% ..............................................          $ 6,964,710
                                                                                                       ===========

* Income-producing security.

+ At December 31, 1997, the cost of investments for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 2,407,785
                     Gross unrealized depreciation...........................................             (188,342)
                                                                                                          --------
                            Net unrealized appreciation......................................          $ 2,219,443
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                          Matrix Energing Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $4,858,455) .................................          $ 7,077,898
      Cash ..................................................................................                  528
      Dividends and interest receivable......................................................                  308
      Deferred organization costs............................................................               13,779
      Prepaid expenses and other assets......................................................                3,255
                                                                                                             -----
                  Total assets ..............................................................            7,095,768
                                                                                                         ---------

LIABILITIES
      Payables:
            Advisory fees....................................................................                2,292
            Administration fee...............................................................                2,548
            Distribution fees................................................................                4,544
            Securities purchased.............................................................              107,268
      Accrued expenses ......................................................................               14,406
                                                                                                            ------
                  Total liabilities..........................................................              131,058
                                                                                                           -------


NET ASSETS                                                                                             $ 6,964,710
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($6,964,710/426,452 shares outstanding; unlimited number
            of shares authorized without par value) .........................................               $16.33
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $ 4,729,168
      Undistributed net realized gain on investments.........................................               16,099
      Net unrealized appreciation on investments.............................................            2,219,443
                                                                                                         ---------
            Net assets ......................................................................          $ 6,964,710
                                                                                                       ===========





See accompanying Notes to Financial Statements.

                          Matrix Energing Growth Fund

STATEMENT OF OPERATIONS - For the Year Ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest ........................................................................              $ 9,384
            Dividends........................................................................               23,888
                                                                                                            ------
                  Total income ..............................................................               33,272
                                                                                                            ------
      Expenses
            Advisory fees ...................................................................               57,805
            Administration fee...............................................................               30,000
            Distribution fees................................................................               16,057
            Fund accounting fees.............................................................               13,787
            Audit fee........................................................................               12,904
            Transfer agent fees..............................................................               10,700
            Custody fees.....................................................................                7,590
            Armortization of deferred organization costs.....................................                6,001
            Registration fees................................................................                4,933
            Miscellaneous....................................................................                4,232
            Trustee fees.....................................................................                3,879
            Legal fees.......................................................................                3,199
            Reports to shareholders..........................................................                3,079
                                                                                                             -----
                  Total expenses.............................................................              174,166
                  Less: expenses waived and reimbursed.......................................              (45,537)
                                                                                                           -------
                  Net expenses...............................................................              128,629
                                                                                                           -------
                        Net investment loss   ...............................................              (95,357)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................              245,027
      Net change in unrealized appreciation on investments ..................................              804,993
                                                                                                           -------
                  Net realized and unrealized gain on investments ...........................            1,050,020
                                                                                                         ---------
                        Net increase in net assets resulting from operations ................            $ 954,663
                                                                                                         =========


See accompanying Notes to Financial Statements.

                          Matrix Energing Growth Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended      Year Ended
                                                                                       December        December
                                                                                       31, 1997        31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss........................................................             $ (95,357)       $ (73,819)
Net realized gain (loss) from security transactions .......................               245,027          (52,283)
Net change in unrealized appreciation on investments.......................               804,993          632,937
                                                                                          -------          -------
      Net increase in net assets resulting from operations ................               954,663          506,835
                                                                                          -------          -------

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions...............................              (108,341)         (39,249)
                                                                                         --------          -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding
      shares (a) ..........................................................               456,780          920,395
                                                                                          -------          -------
      Total increase in net assets ........................................             1,303,102        1,387,981

NET ASSETS
Beginning of year..........................................................             5,661,608        4,273,627
                                                                                        ---------        ---------
End of year ...............................................................           $ 6,964,710       $5,661,608
                                                                                      ===========       ==========

(a) A summary of capital shares transactions is as follows:

                                                                 Year Ended                     Year  Ended
                                                              December 31, 1997              December 31, 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                           Shares         Value           Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................          49,723       $ 772,800         79,088       $1,073,686
Shares issued in reinvestment of  distribution....           3,456          53,845          2,621           37,316
Shares redeemed ..................................         (24,207)       (369,865)       (13,397)        (190,607)
                                                           -------        --------        -------         --------
Net increase .....................................          28,972       $ 456,780         68,312        $ 920,395
                                                            ======       =========         ======        =========

See accompanying Notes to Financial Statements.

                          Matrix Energing Growth Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year                Year            April 4, 1995*
                                                               Ended               Ended               through
                                                         December 31, 1997   December 31, 1996    December 31,1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period......................    $14.24              $12.98               $10.00
                                                              ------              ------               ------
Income from investment operations:
      Net investment loss.................................      (.21)               (.18)                (.03)
      Net realized and unrealized gain on investments.....      2.56                1.54                 3.01
                                                                ----                ----                 ----
Total from investment operations..........................      2.35                1.36                 2.98
                                                                ----                ----                 ----
Less distributions:
      From net capital gains..............................      (.26)               (.10)                0.00
                                                                ----                ----                 ----

Net asset value, end of period............................    $16.33              $14.24               $12.98
                                                              ======              ======               ======
Total return..............................................     16.58%              10.47%               42.09%+
Ratios/supplemental data:
Net assets, end of period (millions)......................     $ 7.0                $ 5.7               $ 4.3

Ratio of expenses to average net assets:
      Before expense reimbursement........................      2.71%               3.13%                3.43%+
      After expense reimbursement.........................      2.00%               2.00%                2.00%+
Ratio of net investment loss to average net assets:
      Before expense reimbursement........................     (2.19)%             (2.53)%              (1.87)%+
      After expense reimbursement.........................     (1.48)%             (1.40)%              (0.43)%+
Portfolio turnover rate...................................     41.11%              29.54%                9.95%
Average commission rate paid per share++...................   $.0746               $.0992                 --

*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                               Matrix Growth Fund
                          Matrix Energing Growth Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Matrix Growth Fund and the Matrix Emerging Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Funds began operations on May 14, 1986 and April 4, 1995, respectively. Prior to January 1, 1995, Matrix Growth Fund was a series of shares in the Gateway Trust, a family of four no-load, diversified mutual funds registered under the 1940 Act. The investment objectives of the Funds are long-term growth of capital and long-term capital appreciation, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. D. Deferred Organization Costs. The costs incurred by the Funds with respect to adopting their current management and trust agreements, and initial organization for Emerging Growth, have been deferred and are being amortized using the straight-line method over a period of five years from January 1, 1995 for Growth and April 4, 1995 (commencement of operations) for Emerging Growth.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                               Matrix Growth Fund
                          Matrix Energing Growth Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 1997, Continued
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended December 31, 1997, Sena Weller Rohs Williams, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Funds up to $50 million per Fund, 0.70% of the next $50 million and 0.60% of all such assets over $100 million.

      The Advisor has agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.75% and 2.00%, respectively, of average daily net assets through December 31, 1997. As a result, the Advisor will reimburse the Funds for expenses in excess of the limit in the amounts of $26,619 for Matrix Growth and $40,592 for Matrix Emerging Growth, respectively.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rate:

      Under $15 million       $30,000
      $15 to $50 million      0.20% of average  daily net assets
      $50 to $100 million     0.15% of average  daily net assets
      $100 to $150  million   0.10% of average daily net assets
      Over $150 million       0.05% of average daily net assets

      For the year ended December 31, 1997, the Administrator voluntarily waived $4,945 of its fee, for the Matrix Emerging Growth Fund.

      Reynolds DeWitt Securities Company (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

                               Matrix Growth Fund
                          Matrix Energing Growth Fund

NOTES TO FINANCIAL STATEMENTS at December 31, 1997, Continued
--------------------------------------------------------------------------------

NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended December 31, 1997, the Matrix Growth Fund and the Matrix Emerging Growth Fund, paid fees of $28,988 and $16,057, respectively, to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $0 and $3,164,883, respectively, for the Matrix Growth Fund and $2,856,896 and $2,427,471, respectively, for the Matrix Emerging Growth Fund.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of the Matrix Growth Fund and of Matrix Emerging Growth Fund, each a series of shares of the Professionally Managed Portfolios, including the schedules of investments as of December 31, 1997, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights presented for the year ended December 31, 1996 and prior were audited by other auditors whose report dated February 9, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. Our audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Matrix Growth Fund and Matrix Emerging Growth Fund as of December 31, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                            TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
January 16, 1998

                                     Advisor
                         Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        o
                                   Distributor
                       Reynolds DeWitt Securities Company
                  a division of Sena Weller Rohs Williams, Inc.
                                 300 Main Street
                             Cincinnati, Ohio 45202
                                 (513) 621-2875
                                 (800) 877-3344
                                        o
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                        o
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132
                                        o
                                    Auditors
                              Tait, Weller & Baker
                       Eight Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103
                                        o
                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.